Combined Prospectus - Combined Prospectus: 1	Jun. 02, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value 0.002 per share
Amount of Securities Previously Registered | shares	2,729,326
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 31,000,000.00
Form Type	F-1
File Number	333-294358
Initial Effective Date	Mar. 16, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-294358), which was declared effective on March 16, 2026 (the "Prior Registration Statement") because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.